Thrivent International Equity Fund Investment Objectives and Goals - Thrivent International Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent International Equity Fund Class S: TWAIX | Class A: TWAAX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent International Equity Fund (the "Fund") seeks long-term capital growth.